Concentrations of Credit Risk and Major Customers and Suppliers (Details 1)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%		10.00%		10.00%
Dalian Huarui [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	0.00%	[1]	43.35%		53.96%
Entity A, a Related Party [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	14.70%		0.00%	[1]	0.00%	[1]

[1]	Less than 10%